Net Loss Per Common Share - Summary of Dilutive Shares Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	2,898,808	1,374,187	17,670,884	1,378,538
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities		1,209,599	15,774,014	1,209,599
Class A common stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	2,894,671	164,588	1,855,507	158,599
Unvested restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	4,137		41,363	10,340